Financial Derivative Contracts and Hedge Accounting - Schedule of Hedge Net Investment in Itau Corpbanca Colombia (Detail) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Effective Portion	$ 43,572	$ (46,786)
Foreign currency forwards [member]
Disclosure of detailed information about hedged items [line items]
Effective Portion	43,572	(46,786)
1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,061,015	2,666,521
1 year [member] | Foreign currency forwards [member]
Disclosure of detailed information about hedged items [line items]
Notional value	2,061,015	2,666,521
New York Branch [member]
Disclosure of detailed information about hedged items [line items]
Effective Portion	51,803	(35,744)
New York Branch [member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	1,897,025	2,360,798
Colombia Branch [member]
Disclosure of detailed information about hedged items [line items]
Effective Portion	(8,231)	(11,042)
Colombia Branch [member] | 1 year [member]
Disclosure of detailed information about hedged items [line items]
Notional value	$ 163,990	$ 305,723